Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Weighted average remaining lease term	1 year	1 year 5 months 1 day
Operating leases discount rates	4.75%	4.75%
Rental expense	$ 99,824	$ 218,227	$ 412,891
Lease liabilities		$ 249,133	$ 427,278